PREPAYMENTS, NET (Tables)	12 Months Ended
Dec. 31, 2020
Notes to Financial Statements
Schedule of Prepayments, net

Prepayments, net consist of the following:

	December 31,	December 31,
	2020	2019
Prepayments	$2,065,410	$487,841
Allowance for doubtful accounts	(147,630)	(188,264)
Total prepayments, net	$1,917,780	$299,577

Schedule of Movements of allowance for doubtful accounts
Movements of allowance for doubtful accounts are as follows:

Beginning balance	$188,264	$127,740
Addition	22,626	66,045
Exchange rate effect	(63,260)	(2,521
Ending balance	$147,630	$188,264